Annual Fund Operating Expenses - ProShares MSCI Europe Dividend Growers ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.55%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.56%